Commitments and Contingencies - Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
2020		$ 10,067
From April 1, 2020 to 31 December, 2020	$ 7,464
2021	8,300	8,300
2022	8,374	8,374
2023	8,292	8,292
2024	7,310	7,310
Thereafter	23,685	23,685
Total	$ 63,425	$ 66,028